Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 282,029	$ 387,410
Financial liabilities	6,933,600	4,951,893
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,933,600	4,951,891
Financial liabilities at amortised cost, category | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,439,629	2,026,665
Financial liabilities at amortised cost, category | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,458,176	1,467,696
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	893,914	368,145
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	670,340	720,759
Financial liabilities at amortised cost, category | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	155,506	53,257
Financial liabilities at amortised cost, category | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	117,418	119,664
Financial liabilities at amortised cost, category | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,585	93,361
Financial liabilities at amortised cost, category | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,594	20,939
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,344	16,415
Financial liabilities at amortised cost, category | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,094	64,990
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,021,266	1,155,674
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	739,237	768,264
Financial assets at amortised cost, category | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,249	187,742
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,839	152,605
Financial assets at amortised cost, category | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,011	1,834
Financial assets at amortised cost, category | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,013	35,496
Financial assets at amortised cost, category | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,917	$ 9,733